Shareholder Fees - FidelityAssetManagerFunds-RetailComboPRO	Nov. 29, 2022 USD ($)
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 20%
Shareholder Fees:
(fees paid directly from your investment)	none